Cover	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	THE DIXIE GROUP, INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	0-2585
Entity Tax Identification Number	62-0183370
Entity Address, Address Line One	475 Reed Road
Entity Address, City or Town	Dalton
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30720
City Area Code	(706)
Local Phone Number	876-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $3 Par Value
Trading Symbol	DXYN
Entity Emerging Growth Company	false
Entity Central Index Key	0000029332